UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6001

                      Oppenheimer Global Opportunities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK HOLDINGS
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Advanced Micro Devices, Inc.                                               8.1%
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Sirius Satellite Radio, Inc.                                               7.8
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Nektar Therapeutics                                                        6.4
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National Semiconductor Corp.                                               3.4
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Porsche AG, Preferred                                                      2.4
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Telefonaktiebolaget LM Ericsson, B Shares                                  2.1
-------------------------------------------------------------------------------
H. Lundbeck AS                                                             2.0
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Alexion Pharmaceuticals, Inc.                                              1.9
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Hennes & Mauritz AB, B Shares                                              1.8
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UCB SA                                                                     1.8

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
-------------------------------------------------------------------------------
United States                                                             52.8%
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Japan                                                                     11.1
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Germany                                                                    7.6
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Sweden                                                                     6.4
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Denmark                                                                    5.2
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United Kingdom                                                             4.7
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France                                                                     4.2
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Italy                                                                      2.6
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Belgium                                                                    1.8
-------------------------------------------------------------------------------
Portugal                                                                   0.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments.


                    9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  United States/Canada         52.8%

  Europe                       34.7

  Asia                         11.6

  Latin America                 0.6

  Middle East/Africa            0.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                   10 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. As some investors may know, we use a thematic orientation to identify compelling investment opportunities within longer-term global growth trends. The success of this approach over the last twelve months was evident across a range of sectors, including consumer discretionary, health care and information technology. And, although we were underweighted in consumer staples and financials, our stocks in those industries also performed very well.

      In reviewing major contributors to the Fund's results, two of our largest holdings--Advanced Micro Devices, Inc. (AMD) and National Semiconductor Corp.--are certainly among the top ten. About two years ago, we predicted that AMD, Intel's only direct competitor and a perennial underdog, would roll out a new class of microprocessors that would challenge Intel in both performance and price. On that belief, we bought a large stake in the company at rock bottom prices. Since then, the market has confirmed our convictions. In the past year, AMD's new chips have steadily gained share, leaving Intel to play catch-up. Another strong performer was National Semiconductor, one of the portfolio's long-term restructuring plays. During this period, it posted the highest operating margins in its history and tripled its earnings, exceeding analysts' estimates by a large margin.

      Porsche AG Preferred, which we've owned for several years, is also a continuing success story. With the introduction of their Cayenne sport utility vehicle line and the new-generation Boxster, their sales remain on a phenomenal trajectory. The top prize for performance, however, may go to Sirius Satellite Radio, Inc., a subscription-based satellite radio system that had strong gains over this time frame.

      Of course, there were some disappointments along with these successes. Two of them, which we continue to support, were semiconductor companies with excellent products. In one case, production glitches and balance sheet problems detracted from performance. In the other, the company was still feeling the effects of the industry's over-capacity and excessive spending. A third example was a well-managed and unique British software company that simply lost some ground during the technology sell-off that began last April.

      In terms of new holdings, we capitalized on the second quarter's low technology valuations to build a small portfolio of software companies. We've also been investing in oil services and drillers, which we think will benefit from an increase in capital spending triggered by the run-up in energy prices.


                   11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      In addition, we sold several favorites--among them, a Dublin-based public finance bank and a large contract food service operator--because we believed they had become fully valued.

      In closing, we would remind shareholders that the Oppenheimer Global Opportunities Fund is, as its name indicates, an opportunity-oriented fund. All of our efforts are devoted to adding return--not matching an index. In that sense, what we do is true investing. Consequently, the companies we buy are frequently spurned by Wall Street--which isn't to say that everything Wall Street rejects has value. However, we evaluate opportunities based on our own disciplined measures of what we think they're worth, not whether they've gathered a lot of support or consensus.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A and Class C shares, performance is measured from a ten-fiscal-year period. In the case of Class B shares, performance is measured from inception of the Class on October 10, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on February 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class A)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Global
                       Opportunities Fund        MSCI
    Date                    (Class A)         World Index

 09/30/1994                   9,425             10,000
 12/31/1994                   8,955              9,939
 03/31/1995                   9,062             10,417
 06/30/1995                   9,655             10,876
 09/30/1995                  10,125             11,497
 12/31/1995                  10,511             12,058
 03/31/1996                  10,813             12,563
 06/30/1996                  11,147             12,941
 09/30/1996                  11,470             13,129
 12/31/1996                  12,120             13,745
 03/31/1997                  12,945             13,800
 06/30/1997                  14,053             15,893
 09/30/1997                  15,924             16,363
 12/31/1997                  15,544             15,976
 03/31/1998                  17,249             18,280
 06/30/1998                  17,608             18,669
 09/30/1998                  14,528             16,447
 12/31/1998                  17,539             19,937
 03/31/1999                  18,331             20,666
 06/30/1999                  22,802             21,670
 09/30/1999                  24,705             21,366
 12/31/1999                  32,722             24,989
 03/31/2000                  38,048             25,264
 06/30/2000                  36,655             24,386
 09/30/2000                  33,733             23,178
 12/31/2000                  31,339             21,761
 03/31/2001                  26,726             18,981
 06/30/2001                  27,746             19,508
 09/30/2001                  20,815             16,718
 12/31/2001                  26,226             18,166
 03/31/2002                  26,121             18,279
 06/30/2002                  23,393             16,603
 09/30/2002                  17,484             13,565
 12/31/2002                  19,149             14,616
 03/31/2003                  17,396             13,893
 06/30/2003                  22,466             16,290
 09/30/2003                  25,936             17,094
 12/31/2003                  30,111             19,551
 03/31/2004                  33,369             20,082
 06/30/2004                  33,122             20,292
 09/30/2004                  30,734             20,108

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 11.69%   5-Year 3.23%   10-Year  11.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class B)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Global
                       Opportunities Fund        MSCI
    Date                    (Class B)         World Index

 10/10/1995                  10,000              10,000
 12/31/1995                  10,539              10,488
 03/31/1996                  10,825              10,927
 06/30/1996                  11,136              11,257
 09/30/1996                  11,433              11,420
 12/31/1996                  12,053              11,956
 03/31/1997                  12,855              12,003
 06/30/1997                  13,927              13,824
 09/30/1997                  15,742              14,233
 12/31/1997                  15,346              13,896
 03/31/1998                  16,994              15,900
 06/30/1998                  17,321              16,238
 09/30/1998                  14,258              14,305
 12/31/1998                  17,185              17,341
 03/31/1999                  17,924              17,975
 06/30/1999                  22,249              18,849
 09/30/1999                  24,069              18,584
 12/31/1999                  31,815              21,736
 03/31/2000                  36,929              21,974
 06/30/2000                  35,507              21,211
 09/30/2000                  32,609              20,160
 12/31/2000                  30,236              18,928
 03/31/2001                  25,741              16,510
 06/30/2001                  26,672              16,968
 09/30/2001                  19,976              14,541
 12/31/2001                  25,162              15,801
 03/31/2002                  25,061              15,899
 06/30/2002                  22,444              14,441
 09/30/2002                  16,774              11,799
 12/31/2002                  18,372              12,713
 03/31/2003                  16,690              12,085
 06/30/2003                  21,554              14,169
 09/30/2003                  24,883              14,869
 12/31/2003                  28,889              17,005
 03/31/2004                  32,015              17,468
 06/30/2004                  31,778              17,650
 09/30/2004                  29,488              17,490

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 12.55%   5-Year 3.31%   Since Inception (10/10/95) 12.81%


                   14 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class C)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Global
                       Opportunities Fund        MSCI
    Date                    (Class C)         World Index

 09/30/1994                  10,000             10,000
 12/31/1994                   9,486              9,939
 03/31/1995                   9,577             10,417
 06/30/1995                  10,181             10,876
 09/30/1995                  10,661             11,497
 12/31/1995                  11,046             12,058
 03/31/1996                  11,348             12,563
 06/30/1996                  11,671             12,941
 09/30/1996                  11,988             13,129
 12/31/1996                  12,634             13,745
 03/31/1997                  13,481             13,800
 06/30/1997                  14,605             15,893
 09/30/1997                  16,512             16,363
 12/31/1997                  16,093             15,976
 03/31/1998                  17,819             18,280
 06/30/1998                  18,160             18,669
 09/30/1998                  14,955             16,447
 12/31/1998                  18,024             19,937
 03/31/1999                  18,798             20,666
 06/30/1999                  23,334             21,670
 09/30/1999                  25,242             21,366
 12/31/1999                  33,368             24,989
 03/31/2000                  38,739             25,264
 06/30/2000                  37,238             24,386
 09/30/2000                  34,200             23,178
 12/31/2000                  31,713             21,761
 03/31/2001                  27,003             18,981
 06/30/2001                  27,978             19,508
 09/30/2001                  20,948             16,718
 12/31/2001                  26,335             18,166
 03/31/2002                  26,193             18,279
 06/30/2002                  23,419             16,603
 09/30/2002                  17,466             13,565
 12/31/2002                  19,094             14,616
 03/31/2003                  17,312             13,893
 06/30/2003                  22,313             16,290
 09/30/2003                  25,711             17,094
 12/31/2003                  29,790             19,551
 03/31/2004                  32,961             20,082
 06/30/2004                  32,638             20,292
 09/30/2004                  30,246             20,108

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 16.64%   5-Year 3.68%    10-Year 11.70%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class N)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Global
                       Opportunities Fund        MSCI
    Date                    (Class N)         World Index

 03/01/2001                  10,000             10,000
 03/31/2001                   9,150              9,345
 06/30/2001                   9,492              9,604
 09/30/2001                   7,122              8,231
 12/31/2001                   8,966              8,944
 03/31/2002                   8,926              8,999
 06/30/2002                   7,988              8,174
 09/30/2002                   5,969              6,678
 12/31/2002                   6,533              7,196
 03/31/2003                   5,934              6,840
 06/30/2003                   7,658              8,020
 09/30/2003                   8,831              8,416
 12/31/2003                  10,242              9,625
 03/31/2004                  11,343              9,887
 06/30/2004                  11,246              9,990
 09/30/2004                  10,429              9,900

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 17.10%    5-Year N/A    Since Inception (3/1/01) 1.18%


                   16 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class Y)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Global
                       Opportunities Fund       MSCI
    Date                    (Class Y)         World Index

 02/01/2001                 10,000             10,000
 03/31/2001                  8,120              8,556
 06/30/2001                  8,437              8,794
 09/30/2001                  6,335              7,536
 12/31/2001                  7,988              8,189
 03/31/2002                  7,966              8,240
 06/30/2002                  7,144              7,484
 09/30/2002                  5,348              6,115
 12/31/2002                  5,865              6,589
 03/31/2003                  5,334              6,263
 06/30/2003                  6,898              7,343
 09/30/2003                  7,971              7,706
 12/31/2003                  9,262              8,813
 03/31/2004                 10,273              9,053
 06/30/2004                 10,205              9,147
 09/30/2004                  9,478              9,064

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES AT 09/30/04

1 Year 18.90%   5-Year N/A    Since Inception (2/1/01) -1.45%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                   17 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   19 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       BEGINNING    ENDING       EXPENSES
                       ACCOUNT      ACCOUNT      PAID DURING
                       VALUE        VALUE        6-MONTHS ENDED
                       (4/1/04)     (9/30/04)    SEPTEMBER 30, 2004
-------------------------------------------------------------------
Class A Actual         $ 1,000.00   $   921.10   $  5.64
-------------------------------------------------------------------
Class A Hypothetical     1,000.00     1,019.15      5.92
-------------------------------------------------------------------
Class B Actual           1,000.00       917.20      9.68
-------------------------------------------------------------------
Class B Hypothetical     1,000.00     1,014.95     10.18
-------------------------------------------------------------------
Class C Actual           1,000.00       917.60      9.40
-------------------------------------------------------------------
Class C Hypothetical     1,000.00     1,015.25      9.87
-------------------------------------------------------------------
Class N Actual           1,000.00       919.40      7.37
-------------------------------------------------------------------
Class N Hypothetical     1,000.00     1,017.35      7.75
-------------------------------------------------------------------
Class Y Actual           1,000.00       922.60      4.14
-------------------------------------------------------------------
Class Y Hypothetical     1,000.00     1,020.70      4.35

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.17%
------------------------
Class B        2.01
------------------------
Class C        1.95
------------------------
Class N        1.53
------------------------
Class Y        0.86


                   20 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                         VALUE
                                                      SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--96.4%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.2%
-------------------------------------------------------------------------------
AUTOMOBILES--3.2%
Bayerische Motoren
Werke AG                                             300,000   $    12,368,095
-------------------------------------------------------------------------------
Hero Honda
Motors Ltd.                                        1,000,000         9,752,221
-------------------------------------------------------------------------------
Porsche AG, Preferred                                100,000        64,831,454
                                                               ----------------
                                                                    86,951,770

-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Krispy Kreme
Doughnuts, Inc. 1                                  1,000,000        12,660,000
-------------------------------------------------------------------------------
Six Flags, Inc. 1                                  2,000,000        10,880,000
                                                               ----------------
                                                                    23,540,000

-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
Brillian Corp. 1,2                                 1,376,475         6,097,784
-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
Amazon.com, Inc. 1                                   700,000        28,602,000
-------------------------------------------------------------------------------
MEDIA--9.2%
Pixar, Inc. 1                                        200,000        15,780,000
-------------------------------------------------------------------------------
Sirius Satellite
Radio, Inc. 1,2                                   66,116,475       211,572,720
-------------------------------------------------------------------------------
Toei Animation
Co. Ltd.                                             200,000         9,380,539
-------------------------------------------------------------------------------
Wiley (John) & Sons,
Inc., Cl. A                                          400,000        12,780,000
                                                               ----------------
                                                                   249,513,259

-------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Sears Roebuck & Co.                                  800,000        31,880,000
-------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Hennes & Mauritz
AB, B Shares                                       1,800,000        49,572,133
-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Luxottica Group SpA                                1,000,000        17,933,427
-------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
-------------------------------------------------------------------------------
BEVERAGES--0.7%
Ito En Ltd.                                          400,000        17,488,524
-------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Nestle SA                                             20,000         4,594,009
-------------------------------------------------------------------------------
Thorntons plc 2                                    4,300,000        12,700,915
                                                               ----------------
                                                                    17,294,924

-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Kao Corp.                                          1,000,000        22,133,345
-------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                         100,000         4,174,000
-------------------------------------------------------------------------------
Shiseido Co. Ltd.                                  2,000,000        24,633,005
                                                               ----------------
                                                                    28,807,005

-------------------------------------------------------------------------------
FINANCIALS--13.9%
-------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Northern Trust Corp.                                 300,000        12,240,000
-------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
Anglo Irish Bank
Corp.                                              1,000,000        18,343,832
-------------------------------------------------------------------------------
Banco Bradesco SA,
Sponsored ADR                                        200,000        10,540,000
-------------------------------------------------------------------------------
Banco Comercial
Portugues SA                                      12,000,000        26,116,642
-------------------------------------------------------------------------------
Commerce Bancorp,
Inc.                                                 600,700        33,158,640
-------------------------------------------------------------------------------
Itausa-Investimentos
Itau SA, Preference                                5,101,303         6,836,246
-------------------------------------------------------------------------------
Nordbanken
Holding AB                                         3,500,000        28,604,590
-------------------------------------------------------------------------------
Sumitomo Trust &
Banking Co. Ltd.
(The)                                              5,000,000        29,632,323
                                                               ----------------
                                                                   153,232,273

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Instinet Group, Inc. 1                             2,000,000        10,060,000
-------------------------------------------------------------------------------
MLP AG                                             2,000,000        32,135,906
                                                               ----------------
                                                                    42,195,906

-------------------------------------------------------------------------------
INSURANCE--5.5%
Aegon NV                                           1,000,000        10,794,879
-------------------------------------------------------------------------------
Allianz AG                                           200,000        20,122,251
-------------------------------------------------------------------------------
Assicurazioni
Generali SpA                                       1,000,000        27,521,966


                   21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                      SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE Continued
Aviva plc                                          2,000,000   $    19,842,348
-------------------------------------------------------------------------------
Axa SA                                             1,150,000        23,297,910
-------------------------------------------------------------------------------
Chubb Corp.                                          200,000        14,056,000
-------------------------------------------------------------------------------
Muenchener
Rueckversicherungs-
Gesellschaft AG                                      200,000        19,226,823
-------------------------------------------------------------------------------
Prudential Financial,
Inc.                                                 300,000        14,112,000
                                                               ----------------
                                                                   148,974,177

-------------------------------------------------------------------------------
REAL ESTATE--0.7%
Mitsubishi Estate
Co. Ltd.                                           1,000,000        10,453,120
-------------------------------------------------------------------------------
Solidere, GDR 1,3                                  1,344,575         9,277,568
                                                               ----------------
                                                                    19,730,688

-------------------------------------------------------------------------------
HEALTH CARE--23.4%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--5.8%
Affymetrix, Inc. 1                                 1,500,000        46,065,000
-------------------------------------------------------------------------------
Alexion
Pharmaceuticals, Inc. 1,2                          2,800,000        50,400,000
-------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                            1,300,000        22,230,000
-------------------------------------------------------------------------------
Neurogen Corp. 1,2                                 2,000,000        12,920,000
-------------------------------------------------------------------------------
Neurogen Corp. 1,2,4                                 200,000         1,292,000
-------------------------------------------------------------------------------
Q-Med AB                                             999,975        24,998,345
                                                               ----------------
                                                                   157,905,345

-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Analogic Corp. 2                                     700,000        29,183,000
-------------------------------------------------------------------------------
bioMerieux 1                                         647,900        22,553,239
-------------------------------------------------------------------------------
Elekta AB, B Shares 1                                600,000        14,587,311
-------------------------------------------------------------------------------
GN Store Nord AS                                   4,500,000        45,496,324
                                                               ----------------
                                                                   111,819,874

-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Nicox SA 1,2                                       5,077,849        20,018,756
-------------------------------------------------------------------------------
PHARMACEUTICALS--12.8%
H. Lundbeck AS                                     3,000,000        54,395,053
-------------------------------------------------------------------------------
Merck & Co., Inc.                                    600,000        19,800,000
-------------------------------------------------------------------------------
Nektar Therapeutics 1,2                           12,000,000       173,760,000
-------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                 400,000        29,051,655
-------------------------------------------------------------------------------
Santen Pharmaceutical
Co. Ltd.                                           1,000,000        18,042,994
-------------------------------------------------------------------------------
Tong Ren Tang
Technologies Co. Ltd.                              2,009,000         4,380,274
-------------------------------------------------------------------------------
UCB SA                                               900,000        47,983,733
                                                               ----------------
                                                                   347,413,709

-------------------------------------------------------------------------------
INDUSTRIALS--3.1%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Secom Co. Ltd.                                       800,000        27,850,748
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Schneider Electric SA                                200,000        12,946,392
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
Siemens AG                                           600,000        44,025,196
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--31.5%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.5%
JDS Uniphase Corp. 1                              10,000,000        33,700,000
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                       301,600        11,774,464
-------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares 1                                        18,000,000        55,876,818
-------------------------------------------------------------------------------
Toyo Communication
Equipment Co. Ltd. 1,2                             4,000,000        16,252,329
-------------------------------------------------------------------------------
Uniden Corp.                                       1,500,000        31,563,878
                                                               ----------------
                                                                   149,167,489

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Synaptics, Inc. 1                                  1,000,000        20,160,000
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.3%
Coherent, Inc. 1                                     500,000        12,970,000
-------------------------------------------------------------------------------
Electrocomponents
plc                                                8,000,000        45,084,715
-------------------------------------------------------------------------------
Epcos AG 1                                         1,000,000        15,060,597
-------------------------------------------------------------------------------
Murata
Manufacturing
Co. Ltd.                                             900,000        43,357,724
                                                               ----------------
                                                                   116,473,036

-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
EarthLink, Inc. 1                                  2,000,000        20,600,000
-------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Canon, Inc.                                          300,000        14,125,347


                   22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                                         VALUE
                                                      SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--15.9%
Advanced Micro
Devices, Inc. 1                                   17,000,000   $   221,000,000
-------------------------------------------------------------------------------
ARM Holdings plc                                  10,000,000        15,130,923
-------------------------------------------------------------------------------
Cree, Inc. 1                                       1,500,200        45,801,106
-------------------------------------------------------------------------------
National
Semiconductor Corp. 1                              6,000,000        92,940,000
-------------------------------------------------------------------------------
Three-Five
Systems, Inc. 1,2                                  4,139,500        11,342,230
-------------------------------------------------------------------------------
Transmeta Corp. 1,2                               17,000,000        21,420,000
-------------------------------------------------------------------------------
TriQuint
Semiconductor, Inc. 1                              6,000,000        23,400,000
                                                               ----------------
                                                                   431,034,259

-------------------------------------------------------------------------------
SOFTWARE--3.9%
Autonomy Corp.
plc 1,2                                           10,002,346        34,301,785
-------------------------------------------------------------------------------
BEA Systems, Inc. 1                                1,000,000         6,910,000
-------------------------------------------------------------------------------
Business Objects SA 1                                300,000         6,939,565
-------------------------------------------------------------------------------
Nintendo Co. Ltd.                                    300,000        36,758,624
-------------------------------------------------------------------------------
Novell, Inc. 1                                     2,000,000        12,620,000
-------------------------------------------------------------------------------
Siebel Systems, Inc. 1                             1,000,000         7,540,000
                                                               ----------------
                                                                   105,069,974

-------------------------------------------------------------------------------
MATERIALS--2.2%
-------------------------------------------------------------------------------
CHEMICALS--2.2%
Eastman
Chemical Co.                                         400,000        19,020,000
-------------------------------------------------------------------------------
Novozymes AS,
B Shares                                             900,000        40,608,289
                                                               ----------------
                                                                    59,628,289

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
e.Biscom 1                                           500,000        24,866,774
                                                               ----------------
Total Common Stocks
(Cost $2,505,421,453)                                            2,619,292,403

                                                       UNITS
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------
Sirius Satellite Radio,
Inc. Wts., Exp. 5/15/09 1,2,4
(Cost $880,147)                                       18,000               180

                                                   PRINCIPAL
                                                      AMOUNT
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.7%
-------------------------------------------------------------------------------
Undivided interest of 13.72% in joint
repurchase agreement (Principal Amount/
Value $729,739,000, with a maturity value
of $729,775,487) with UBS Warburg LLC,
1.80%, dated 9/30/04, to be repurchased
at $100,107,005 on 10/1/04, collateralized
by Federal National Mortgage Assn.,
5%, 3/1/34, with a value
of $745,857,878
(Cost $100,102,000)                            $ 100,102,000       100,102,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,606,403,600)                                  100.1%    2,719,394,583
-------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                            (0.1)       (1,392,046)
                                               --------------------------------
NET ASSETS                                             100.0%  $ 2,718,002,537
                                               ================================


                   23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2004 amounts to $601,261,699. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES        GROSS         GROSS           SHARES
                                                  SEPT. 30, 2003    ADDITIONS    REDUCTIONS   SEPT. 30, 2004
------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Alexion Pharmaceuticals, Inc.                          2,800,000           --            --        2,800,000
Analogic Corp.                                                --      700,000            --          700,000
Autonomy Corp. plc                                            --   10,002,346            --       10,002,346
Brillian Corp.                                         1,034,875      341,600            --        1,376,475
Nektar Therapeutics                                    8,000,000    4,000,000            --       12,000,000
Neurogen Corp.                                         2,000,000           --            --        2,000,000
Neurogen Corp.                                           200,000           --            --          200,000
Nicox SA                                               3,000,000    2,077,849            --        5,077,849
Sirius Satellite Radio, Inc.                          76,116,475           --    10,000,000       66,116,475
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09               --       18,000 *          --           18,000
Thorntons plc                                          5,397,480           --     1,097,480        4,300,000
Three-Five Systems, Inc.                               4,139,500           --            --        4,139,500
Toyo Communication Equipment Co. Ltd.                  4,000,000           --            --        4,000,000
Transmeta Corp.                                               --   17,000,000            --       17,000,000

                                                      UNREALIZED
                                                    APPRECIATION    DIVIDEND       REALIZED
                                                  (DEPRECIATION)      INCOME    GAIN (LOSS)
--------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Alexion Pharmaceuticals, Inc.                     $  (22,096,425)  $      --   $         --
Analogic Corp.                                           533,769          --             --
Autonomy Corp. plc                                   (13,383,963)         --             --
Brillian Corp.                                       (38,017,645)         --             --
Nektar Therapeutics                                  (89,562,419)         --             --
Neurogen Corp.                                       (13,815,884)         --             --
Neurogen Corp.                                        (3,708,000)         --             --
Nicox SA                                              (7,679,979)         --             --
Sirius Satellite Radio, Inc.                         158,360,342          --     20,556,175
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09         (879,967)         --             --
Thorntons plc                                            (81,392)    519,082     (1,264,101)
Three-Five Systems, Inc.                            (128,769,383)         --             --
Toyo Communication Equipment Co. Ltd.                (43,644,968)         --             --
Transmeta Corp.                                      (29,826,405)         --             --
                                                  ------------------------------------------
                                                  $ (232,572,319)  $ 519,082   $ 19,292,074
                                                  ==========================================

* Received as the result of a corporate action.


                   24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,277,568 or 0.34% of the Fund's net assets as of September 30, 2004.

4. Illiquid or restricted security. See Note 6 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS             VALUE    PERCENT
-------------------------------------------------
United States         $ 1,435,003,124       52.8%
Japan                     301,672,500       11.1
Germany                   207,770,322        7.6
Sweden                    173,639,197        6.4
Denmark                   140,499,666        5.2
United Kingdom            127,060,686        4.7
France                    114,807,517        4.2
Italy                      70,322,167        2.6
Belgium                    47,983,733        1.8
Portugal                   26,116,642        0.9
Ireland                    18,343,832        0.7
Brazil                     17,376,246        0.6
The Netherlands            10,794,879        0.4
India                       9,752,221        0.3
Lebanon                     9,277,568        0.3
Switzerland                 4,594,009        0.2
Hong Kong                   4,380,274        0.2
                      ---------------------------
Total                 $ 2,719,394,583      100.0%
                      ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,772,569,582)                        $ 2,118,132,884
Affiliated companies (cost $833,834,018)                                601,261,699
                                                                    ----------------
                                                                      2,719,394,583
------------------------------------------------------------------------------------
Cash                                                                      1,263,265
------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                             4
------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                          4,919,762
Interest and dividends                                                    3,637,580
Shares of beneficial interest sold                                        2,208,417
Other                                                                        47,361
                                                                    ----------------
Total assets                                                          2,731,470,972

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                        35,057
------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                    5,291,635
Investments purchased                                                     4,772,883
Distribution and service plan fees                                        1,648,007
Transfer and shareholder servicing agent fees                               546,349
Trustees' compensation                                                      519,302
Shareholder communications                                                  367,663
Foreign capital gains tax                                                   159,480
Other                                                                       128,059
                                                                    ----------------
Total liabilities                                                        13,468,435

------------------------------------------------------------------------------------
NET ASSETS                                                          $ 2,718,002,537
                                                                    ================

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $       105,463
------------------------------------------------------------------------------------
Additional paid-in capital                                            2,958,550,643
------------------------------------------------------------------------------------
Accumulated net investment loss                                         (23,767,130)
------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                           (329,724,624)
------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                112,838,185
                                                                    ----------------
NET ASSETS                                                          $ 2,718,002,537
                                                                    ================


                   26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,572,486,995
and 60,170,177 shares of beneficial interest outstanding)                                  $ 26.13
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                     $ 27.72
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $701,802,625 and 27,794,252 shares
of beneficial interest outstanding)                                                        $ 25.25
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $385,819,580 and 15,264,636 shares
of beneficial interest outstanding)                                                        $ 25.28
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $40,989,135 and 1,589,857 shares
of beneficial interest outstanding)                                                        $ 25.78
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $16,904,202 and 644,405 shares of beneficial interest outstanding)                      $ 26.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,056,486)   $  25,529,597
Affiliated companies (net of foreign withholding taxes of $57,676)              519,082
----------------------------------------------------------------------------------------
Interest                                                                        747,417
                                                                          --------------
Total investment income                                                      26,796,096

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              19,459,888
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       3,768,012
Class B                                                                       7,528,746
Class C                                                                       3,930,373
Class N                                                                         169,531
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       3,178,067
Class B                                                                       2,109,547
Class C                                                                         879,893
Class N                                                                         104,413
Class Y                                                                          18,758
----------------------------------------------------------------------------------------
Shareholder communications:
Class B                                                                         113,400
Class C                                                                          14,456
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     379,192
----------------------------------------------------------------------------------------
Trustees' compensation                                                          119,539
----------------------------------------------------------------------------------------
Other                                                                           159,695
                                                                          --------------
Total expenses                                                               41,933,510
Less reduction to custodian expenses                                             (7,626)
Less payments and waivers of expenses                                          (125,426)
                                                                          --------------
Net expenses                                                                 41,800,458

----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                         (15,004,362)


                   28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                                 $  67,686,458
   Affiliated companies                                                      19,292,074
Foreign currency transactions                                                65,150,078
Net increase from payment by affiliate                                          113,172
                                                                          --------------
Net realized gain                                                           152,241,782
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $159,480)                  261,878,589
Translation of assets and liabilities denominated in foreign currencies     (12,567,348)
                                                                          --------------
Net change in unrealized appreciation (depreciation)                        249,311,241

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 386,548,661
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                              2004              2003
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment loss                                        $   (15,004,362)  $   (14,899,814)
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                       152,241,782      (330,249,048)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           249,311,241     1,066,084,763
                                                           ----------------------------------
Net increase in net assets resulting from operations           386,548,661       720,935,901

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 --       (11,724,633)
Class B                                                                 --        (1,829,181)
Class C                                                                 --        (1,066,122)
Class N                                                                 --          (163,722)
Class Y                                                                 --           (90,153)
---------------------------------------------------------------------------------------------
Tax return of capital:
Class A                                                                 --        (1,191,522)
Class B                                                                 --          (697,308)
Class C                                                                 --          (341,246)
Class N                                                                 --           (19,258)
Class Y                                                                 --            (7,100)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                        178,635,656       (52,577,512)
Class B                                                        (72,891,348)      (80,332,764)
Class C                                                         (3,835,712)      (27,020,179)
Class N                                                         14,305,000         6,106,633
Class Y                                                          7,247,887         2,118,152

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                 510,010,144       552,099,986
---------------------------------------------------------------------------------------------
Beginning of period                                          2,207,992,393     1,655,892,407
                                                           ----------------------------------
End of period (including accumulated net investment loss
of $23,767,130 and $11,766,828, respectively)              $ 2,718,002,537   $ 2,207,992,393
                                                           ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,               2004              2003              2002              2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     22.05       $     15.06       $     17.96       $     30.02     $     23.37
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.06)             (.07)             (.03)              .08             .11
Net realized and unrealized gain (loss)            4.14              7.29             (2.83)           (11.28)           8.19
                                            ------------------------------------------------------------------------------------
Total from investment operations                   4.08              7.22             (2.86)           (11.20)           8.30
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 --              (.21)             (.02)             (.05)           (.33)
Tax return of capital                                --              (.02)               --                --              --
Distributions from net realized gain                 --                --              (.02)             (.81)          (1.32)
                                            ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      --              (.23)             (.04)             (.86)          (1.65)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     26.13       $     22.05       $     15.06       $     17.96     $     30.02
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                18.50%            48.34%           (16.01)%          (38.30)%         36.54%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 1,572,487       $ 1,185,092       $   865,444       $ 1,061,527     $ 1,566,609
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 1,533,808       $   963,783       $ 1,209,791       $ 1,444,832     $ 1,159,085
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                      (0.20)%           (0.48)%           (0.17)%            0.38%           0.72%
Total expenses                                     1.19% 3,4         1.36% 3,4         1.40% 3,4         1.22% 3         1.20% 3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              52%               61%               39%               53%             48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                   2004           2003         2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.48      $   14.66    $   17.60      $   29.59    $     23.15
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.33)          (.26)        (.20)          (.08)          (.02)
Net realized and unrealized gain (loss)                4.10           7.15        (2.72)        (11.10)          8.02
                                                  ---------------------------------------------------------------------
Total from investment operations                       3.77           6.89        (2.92)        (11.18)          8.00
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --           (.05)          --             --           (.24)
Tax return of capital                                    --           (.02)          --             --             --
Distributions from net realized gain                     --             --         (.02)          (.81)         (1.32)
                                                  ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --           (.07)        (.02)          (.81)         (1.56)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   25.25      $   21.48    $   14.66      $   17.60    $     29.59
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    17.55%         47.15%      (16.63)%       (38.74)%        35.48%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 701,803      $ 659,224    $ 522,255      $ 674,707    $ 1,013,614
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 753,094      $ 564,030    $ 747,894      $ 922,355    $   711,304
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                   (1.06)%        (1.28)%      (0.92)%        (0.37)%        (0.05)%
Total expenses                                         2.03%          2.23%        2.16%          1.97%          1.97%
Expenses after payments and waivers
and reduction to custodian expenses                     N/A 3,4       2.14%         N/A 3,4        N/A 3          N/A 3
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%            61%          39%            53%            48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                   2004            2003          2002            2001          2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.49       $   14.67     $   17.61       $   29.61     $   23.15
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.26)           (.24)         (.19)           (.09)         (.07)
Net realized and unrealized gain (loss)                4.05            7.14         (2.73)         (11.10)         8.07
                                                  ------------------------------------------------------------------------
Total from investment operations                       3.79            6.90         (2.92)         (11.19)         8.00
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --            (.06)           --              --          (.22)
Tax return of capital                                    --            (.02)           --              --            --
Distributions from net realized gain                     --              --          (.02)           (.81)        (1.32)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --            (.08)         (.02)           (.81)        (1.54)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   25.28       $   21.49     $   14.67       $   17.61     $   29.61
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    17.64%          47.20%       (16.62)%        (38.75)%       35.49%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 385,820       $ 332,257     $ 253,560       $ 318,082     $ 494,774
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 393,202       $ 276,023     $ 356,480       $ 446,283     $ 377,158
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                                   (0.99)%         (1.26)%       (0.90)%         (0.36)%       (0.05)%
Total expenses                                         1.96% 3,4       2.15% 3       2.13% 3,4       1.97% 3       1.98% 3
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%             61%           39%             53%           48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED SEPTEMBER 30,                  2004          2003        2002        2001 1
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  21.83      $  14.96    $  17.94      $  25.19
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.05)         (.04)       (.06)         (.06)
Net realized and unrealized gain (loss)               4.00          7.15       (2.81)        (7.19)
                                                  --------------------------------------------------
Total from investment operations                      3.95          7.11       (2.87)        (7.25)
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --          (.22)       (.09)           --
Tax return of capital                                   --          (.02)         --            --
Distributions from net realized gain                    --            --        (.02)           --
                                                  --------------------------------------------------
Total dividends and/or distributions
to shareholders                                         --          (.24)       (.11)           --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  25.78      $  21.83    $  14.96      $  17.94
                                                  ==================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.10%        47.94%     (16.19)%      (28.78)%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 40,989      $ 22,900    $ 10,490      $  1,704
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 33,972      $ 15,577    $  8,179      $    407
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.54)%       (0.68)%     (1.33)%       (2.44)%
Total expenses                                        1.54%         1.70%       1.61%         1.58%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4,5      1.64%        N/A 4,5       N/A 4
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%           61%         39%           53%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,                  2004       2003        2002      2001 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  22.06    $ 15.09    $  17.99    $  28.40
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .07        .06         .09        (.05)
Net realized and unrealized gain (loss)               4.10       7.25       (2.85)     (10.36)
                                                  ---------------------------------------------
Total from investment operations                      4.17       7.31       (2.76)     (10.41)
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --       (.32)       (.12)         --
Tax return of capital                                   --       (.02)         --          --
Distributions from net realized gain                    --         --        (.02)         --
                                                  ---------------------------------------------
Total dividends and/or distributions
to shareholders                                         --       (.34)       (.14)         --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                    $  26.23    $ 22.06    $  15.09    $  17.99
                                                  =============================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.90%     49.07%     (15.58)%    (36.66)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 16,904    $ 8,519    $  4,144    $  4,215
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 14,612    $ 5,743    $  5,231    $  1,240
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          0.19%      0.04%       0.34%      (1.52)%
Total expenses                                        0.85%      0.90%       0.88%       1.08%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4      N/A 4       N/A 4      1.06%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                 52%        61%         39%         53%

1. For the period from February 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Opportunities Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially


                   36 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   37 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                      NET UNREALIZED
                                                                        DEPRECIATION
                                                                    BASED ON COST OF
                                                                      SECURITIES AND
        UNDISTRIBUTED    UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
        NET INVESTMENT       LONG-TERM                     LOSS   FOR FEDERAL INCOME
        INCOME                    GAIN   CARRYFORWARD 1,2,3,4,5         TAX PURPOSES
        ----------------------------------------------------------------------------
        $ --                      $ --            $ 240,026,253            $ 128,234

1. As of September 30, 2004, the Fund had $227,605,725 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2004, details of the capital loss carryforwards were as follows:

                           EXPIRING
                           ------------------------
                           2010       $  83,673,627
                           2011          66,378,629
                           2012          77,553,469
                                      -------------
                           Total      $ 227,605,725
                                      =============

2. The Fund had $586,393 of post-October foreign currency losses which were deferred.

3. The Fund had $11,834,135 of post-October passive foreign investment company losses which were deferred.

4. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

5. During the fiscal year ended September 30, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                   REDUCTION TO
                                 REDUCTION TO   ACCUMULATED NET
            REDUCTION TO ACCUMULATED NET REALIZED LOSS PAID-IN CAPITAL INVESTMENT LOSS ON INVESTMENTS
            ---------------------------------------------------
            $ 16,506,607          $ 3,004,060      $ 13,502,547


                   38 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                               YEAR ENDED           YEAR ENDED
                                       SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
            ------------------------------------------------------------------
            Distributions paid from:
            Ordinary income                          $ --         $ 14,873,811
            Return of capital                          --            2,256,434
                                                     -------------------------
            Total                                    $ --         $ 17,130,245
                                                     =========================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities   $ 2,719,370,019
                                             ================

            Gross unrealized appreciation    $   559,613,092
            Gross unrealized depreciation       (559,741,326)
                                             ----------------
            Net unrealized depreciation      $      (128,234)
                                             ================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2004, the Fund's projected benefit obligations were increased by $40,958 and payments of $29,668 were made to retired trustees, resulting in an accumulated liability of $454,625 as of September 30, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                   39 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED SEPTEMBER 30, 2004   YEAR ENDED SEPTEMBER 30, 2003
                                 SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                         21,621,658   $  573,487,391     11,916,203   $  216,100,084
Dividends and/or
distributions reinvested           --               --          678,297       11,870,200
Redeemed                    (15,204,030)    (394,851,735)   (16,310,647)    (280,547,796)
                           --------------------------------------------------------------
Net increase (decrease)       6,417,628   $  178,635,656     (3,716,147)  $  (52,577,512)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                          4,237,789   $  108,712,948      3,326,912   $   57,161,347
Dividends and/or
distributions reinvested           --               --          131,897        2,262,045
Redeemed                     (7,131,838)    (181,604,296)    (8,402,647)    (139,756,156)
                           --------------------------------------------------------------
Net decrease                 (2,894,049)  $  (72,891,348)    (4,943,838)  $  (80,332,764)
                           ==============================================================


                   40 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                           YEAR ENDED SEPTEMBER 30, 2004   YEAR ENDED SEPTEMBER 30, 2003
                                 SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS C
Sold                          3,105,310   $   79,586,392      2,524,449   $   44,906,958
Dividends and/or
distributions reinvested             --               --         69,591        1,194,190
Redeemed                     (3,303,209)     (83,422,104)    (4,413,256)     (73,121,327)
                           --------------------------------------------------------------
Net decrease                   (197,899)  $   (3,835,712)    (1,819,216)  $  (27,020,179)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                            955,663   $   24,957,737        619,077   $   11,010,107
Dividends and/or
distributions reinvested             --               --         10,164          176,447
Redeemed                       (414,966)     (10,652,737)      (281,294)      (5,079,921)
                           --------------------------------------------------------------
Net increase                    540,697   $   14,305,000        347,947   $    6,106,633
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                            489,607   $   13,193,036        248,140   $    4,594,560
Dividends and/or
distributions reinvested             --               --          5,575           97,241
Redeemed                       (231,470)      (5,945,149)      (142,045)      (2,573,649)
                           --------------------------------------------------------------
Net increase                    258,137   $   7,247,887         111,670   $    2,118,152
                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2004, were $1,561,474,386 and $1,382,792,877, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% of the next $1.5 billion and 0.65% of average annual net asset in excess of $3.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2004, the Fund paid $6,213,436 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                   41 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B, Class C and Class N shares were $17,852,997, $6,273,612 and $365,266, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
September 30, 2004       $ 846,869        $ 17,822     $ 1,455,288        $ 47,121        $ 51,086


                   42 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $113,172, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $59,242, $39,168, $26,906 and $110 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                           CONTRACT           VALUATION
                              EXPIRATION     AMOUNT               AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION               DATES     (000S)      SEPT. 30, 2004   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar [HKD]           10/4/04         85HKD      $    10,878           $  4       $     --
                                                                                  -------------------
CONTRACTS TO SELL
Danish Krone [DKK]       10/1/04-10/4/04     22,313DKK        3,728,694             --         35,057
                                                                                  -------------------
Total unrealized appreciation and depreciation                                    $  4       $ 35,057
                                                                                  ===================


                   43 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2004 was $1,292,180, which represents 0.05% of the Fund's net assets, of which $1,292,000 is considered restricted. Information concerning restricted securities is as follows:

                         ACQUISITION                    VALUATION AS OF     UNREALIZED
SECURITY                        DATE          COST   SEPTEMBER 30, 2004   DEPRECIATION
--------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Neurogen Corp.               6/26/00   $ 5,000,000          $ 1,292,000    $ 3,708,000

--------------------------------------------------------------------------------
7. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                   44 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Opportunities Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Opportunities Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
October 21, 2004


                   45 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   46 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE   BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                       CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                               HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,            Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board          2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);      (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1993)           (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                        Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in
Trustee (since 1993)           the OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,          A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)           a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                        Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                               Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                               and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                               Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                               OppenheimerFunds complex.

MARY F. MILLER,                Formerly a Senior Vice President and General Auditor, American Express Company
Trustee (since 2004)           (July 1998-February 2003). Member of Trustees of the American Symphony
Age: 62                        Orchestra (October 1998 to present). Oversees 14 portfolios in the
                               OppenheimerFunds complex.

JOEL W. MOTLEY,                Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)           financial adviser); Managing Director (since January 2002) Carmona Motley,
Age: 52                        Inc. (privately-held financial adviser). Formerly a Managing Director of
                               Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                               1998-December 2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,            A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1990)           holding company); formerly a director of Prime Retail, Inc. (real estate
Age: 77                        investment trust) and Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board, Inc.
                               (international economic and business research) and a director of Lumbermens
                               Mutual Casualty Company, American Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company. Oversees 25 portfolios in the
                               OppenheimerFunds complex.

EDWARD V. REGAN,               President, Baruch College, CUNY; a director of RBAsset (real estate manager);
Trustee (since 1993)           a director of OffitBank; formerly Trustee, Financial Accounting Foundation
Age: 74                        (FASB and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard
                               College, Chairman of Municipal Assistance Corporation for the City of New
                               York, New York State Comptroller and Trustee of New York State and Local
                               Retirement Fund. Oversees 25 investment companies in the OppenheimerFunds complex.


                   47 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,      Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1990)           governance consulting and executive recruiting); a Life Trustee of
Age: 72                        International House (non-profit educational organization); a former trustee of
                               The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the
                               OppenheimerFunds complex.

DONALD W. SPIRO, *             Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of               (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
the Board of Trustees,         OppenheimerFunds complex.
Trustee (since 1985)
Age: 78

                               * Mr. Spiro is expected to retire as Trustee of the Board I Funds effective
                               October 31, 2004.

-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                    225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                               AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee          (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                   other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                        Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                               Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                               of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                               (transfer agent subsidiaries of the Manager); President and a director (since
                               July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                               Centennial Asset Management Corporation, Trinity Investment Management
                               Corporation and Tremont Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                               (since July 2001); President (since November 1, 2001) and a director (since
                               July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                               President (since February 1997) of Massachusetts Mutual Life Insurance Company
                               (the Manager's parent company); a director (since June 1995) of DLB
                               Acquisition Corporation (a holding company that owns the shares of Babson
                               Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30,
                               2006). Formerly, Chief Operating Officer (September 2000-June 2001) of the
                               Manager; President and trustee (November 1999-November 2001) of MML Series
                               Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                               Company; President, Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                               1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 74 portfolios as
                               Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.


                   48 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-----------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS.
                               DISHMON, JENNINGS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                               11TH FLOOR, NEW YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803
                               S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                               INDEFINITE TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

FRANK V. JENNINGS,             Vice President of the Manager since September 1995; an officer of 1 portfolio
Vice President and Portfolio   in the OppenheimerFunds complex.
Manager (since 1995)
Age: 57

RANDALL DISHMON,               Assistant Vice President of the Manager (since June 2001); formerly an
Assistant Vice President       associate with Booz Allen & Hamilton (May 1998-June 2001); manager of
and Assistant Portfolio        environmental affairs at UtiliCorp United, Inc. (January 1996-August 1999).
Manager (since 2004)
Age: 38

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)         Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                        Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of
                               OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since November 2000), and of
                               OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since
                               June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI
                               Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                               (since March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant
                               Treasurer of Centennial Asset Management Corporation (March 1999-October 2003)
                               and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                               Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                               Company-Mutual Fund Services Division. An officer of 84 portfolios in the
                               OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)         February 2002) of the Manager; General Counsel and a director (since November
Age: 56                        2001) of the Distributor; General Counsel (since November 2001) of Centennial
                               Asset Management Corporation; Senior Vice President and General Counsel (since
                               November 2001) of HarbourView Asset Management Corporation; Secretary and
                               General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                               Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice President and a director
                               (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                               (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                               President, General Counsel and a director (since November 2001) of Shareholder
                               Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                               Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                               (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                               (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                               President (May 1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                               the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                               1985-November 2001), Shareholder Financial Services, Inc. (November
                               1989-November 2001); and OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.


                   49 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer       Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                   Formerly (until February 2004) Vice President and Director of Internal Audit
Age: 54                        of OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   50 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $28,000 in fiscal 2004 and $25,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $44,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $3,365 to the registrant in fiscal 2004 and no such fees in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $438 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include consultations regarding the registrant's retirement plan with respect to its directors.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $53,865 in fiscal 2004 and $5,438 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)